UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08231

Spirit of America Investment Fund, Inc.
(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006
(Address of principal executive offices)	(Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	516-390-5565

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1. Reports to Stockholders.

Spirit of America Energy Fund

Class A Shares (SOAEX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2025 through May 31, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$90	1.64%

What did the Fund invest in?

Sector Weighting (% of net assets)

Midstream - Oil & Gas
41.6%
Refining & Marketing
18.3%
Exploration & Production
13.8%
Integrated Oils
10.2%
Power Generation
5.2%
Oilfield Services & Equipment
4.9%
Money Market Funds
3.5%
Electrical Power Equipment
3.4%
Integrated Electric Utilities
1.4%
Diversified Industrials
0.5%
Gas Utilities
0.2%
Liabilities in Excess of Other Assets
-3.0%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.0%
Gas Utilities	0.2%
Diversified Industrials	0.5%
Integrated Electric Utilities	1.4%
Electrical Power Equipment	3.4%
Money Market Funds	3.5%
Oilfield Services & Equipment	4.9%
Power Generation	5.2%
Integrated Oils	10.2%
Exploration & Production	13.8%
Refining & Marketing	18.3%
Midstream - Oil & Gas	41.6%

Fund Statistics

  Net Assets$158,531,710
  Number of Portfolio Holdings66
  Advisory Fee $742,450
  Portfolio Turnover2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Spirit of America Energy Fund - Class A Shares (SOAEX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-SOAEX

Spirit of America Energy Fund

Class C Shares (SACEX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2025 through May 31, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$131	2.39%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.0%
Gas Utilities	0.2%
Diversified Industrials	0.5%
Integrated Electric Utilities	1.4%
Electrical Power Equipment	3.4%
Money Market Funds	3.5%
Oilfield Services & Equipment	4.9%
Power Generation	5.2%
Integrated Oils	10.2%
Exploration & Production	13.8%
Refining & Marketing	18.3%
Midstream - Oil & Gas	41.6%

Fund Statistics

  Net Assets$158,531,710
  Number of Portfolio Holdings66
  Advisory Fee $742,450
  Portfolio Turnover2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Spirit of America Energy Fund - Class C Shares (SACEX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-SACEX

Spirit of America Energy Fund

Institutional Shares (SAIEX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2025 through May 31, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$76	1.38%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.0%
Gas Utilities	0.2%
Diversified Industrials	0.5%
Integrated Electric Utilities	1.4%
Electrical Power Equipment	3.4%
Money Market Funds	3.5%
Oilfield Services & Equipment	4.9%
Power Generation	5.2%
Integrated Oils	10.2%
Exploration & Production	13.8%
Refining & Marketing	18.3%
Midstream - Oil & Gas	41.6%

Fund Statistics

  Net Assets$158,531,710
  Number of Portfolio Holdings66
  Advisory Fee $742,450
  Portfolio Turnover2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Spirit of America Energy Fund - Institutional Shares (SAIEX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-SAIEX

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)        Long Form Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

May 31, 2026

Spirit of America
Energy Fund

SCHEDULE OF INVESTMENTS | MAY 31, 2026 (UNAUDITED)

	Shares	Market Value
Master Limited Partnerships — Partnership Shares 13.22%

Exploration & Production 0.28%
Black Stone Minerals LP	32,999	$447,466

Gas Utilities 0.10%
Suburban Propane Partners LP	8,000	155,200

Midstream - Oil & Gas 12.40%
Cheniere Energy Partners LP	1,380	81,517
Energy Transfer LP	221,200	4,240,404
Enterprise Products Partners LP	119,886	4,410,605
MPLX LP	63,647	3,478,309
Plains All American Pipeline LP	169,300	3,797,399
Western Midstream Partners LP	85,150	3,650,381
		19,658,615
Oilfield Services & Equipment 0.09%
USA Compression Partners LP	5,284	145,469

Refining & Marketing 0.35%
Sunoco LP	8,500	551,990

Total Master Limited Partnerships — Partnership Shares
(Cost $10,275,633)		20,958,740

Common Stocks 86.29%

Diversified Industrials 0.53%
ITT, Inc.	4,300	838,500

Electrical Power Equipment 3.44%
GE Vernova LLC	3,740	3,621,517
Vertiv Holdings Co., Class A	5,800	1,831,118
		5,452,635
Exploration & Production 13.55%
Antero Resources Corp.(a)	3,000	107,250
Canadian Natural Resources Ltd.	3,000	136,110
Chesapeake Energy Corp.	9,050	841,469
CNX Resources Corp.(a)	11,000	370,590
ConocoPhillips	36,977	4,214,638
Devon Energy Corp.	78,800	3,505,812
Diamondback Energy, Inc.	12,750	2,441,370
EOG Resources, Inc.	17,500	2,334,150
EQT Corp.	23,500	1,290,855
Murphy Oil Corp.	3,000	108,570
Occidental Petroleum Corp.	29,600	1,676,248
Ovintiv, Inc.	8,000	448,320
Permian Resources Corp.	10,000	192,300
Range Resources Corp.	4,500	175,275
Texas Pacific Land Corp.	7,945	3,122,385
Viper Energy, Inc., Class A	11,600	527,800
		21,493,142

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	1

SCHEDULE OF INVESTMENTS (CONT.) | MAY 31, 2026 (UNAUDITED)

	Shares	Market Value
Gas Utilities 0.06%
Atmos Energy Corp.	600	$101,478

Integrated Electric Utilities 1.36%
Duke Energy Corp.	1,750	214,778
Entergy Corp.	6,600	719,730
IDACORP, Inc.	950	133,257
NextEra Energy, Inc.	2,450	213,175
PPL Corp.	25,000	884,750
		2,165,690
Integrated Oils 10.21%
BP PLC ADR	61,361	2,569,185
Chevron Corp.	36,178	6,601,038
Exxon Mobil Corp.	45,939	6,673,099
Suncor Energy, Inc.	4,000	249,440
TotalEnergies SE ADR	1,000	87,320
		16,180,082
Midstream - Oil & Gas 29.17%
Antero Midstream Corp.	31,500	660,240
Cheniere Energy, Inc.	25,200	5,666,472
Enbridge, Inc.	112,277	6,146,043
Hess Midstream LP, Class A	88,337	3,312,638
Kinder Morgan, Inc.	212,244	6,596,544
Kinetik Holdings, Inc.	2,500	114,875
ONEOK, Inc.	46,197	3,877,776
Plains GP Holdings LP, Class A	51,000	1,241,850
South Bow Corp.	10,765	387,109
Targa Resources Corp.	28,808	7,348,057
TC Energy Corp.	48,078	3,202,956
Williams Companies, Inc. (The)	107,782	7,694,557
		46,249,117
Oilfield Services & Equipment 4.83%
Baker Hughes Co.	62,750	4,008,470
Halliburton Co.	29,750	1,155,788
Schlumberger Ltd.	36,900	2,012,895
TechnipFMC PLC	7,000	478,940
		7,656,093
Power Generation 5.19%
Constellation Energy Corp.	6,625	1,906,343
Oklo, Inc.(a)	26,900	1,799,072
Talen Energy Corp.(a)	7,200	2,784,959
Vistra Energy Corp.	10,700	1,714,461
		8,204,835

See accompanying notes which are an integral part of these financial statements

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.) | MAY 31, 2026 (UNAUDITED)

	Shares	Market Value
Refining & Marketing 17.95%
HF Sinclair Corp.	26,676	$1,864,386
Marathon Petroleum Corp.	34,525	8,588,784
PBF Energy, Inc., Class A	37,250	1,516,075
Phillips 66	42,486	7,472,438
Valero Energy Corp.	36,819	9,014,027
		28,455,710
Total Common Stocks
(Cost $85,855,446)		136,797,282

Money Market Funds 3.47%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.54%(b)	5,495,546	5,495,546

Total Money Market Funds
(Cost $5,495,546)		5,495,546

Total Investments — 102.98%
(Cost $101,626,625)		163,251,568
Liabilities in Excess of Other Assets — (2.98)%		(4,719,858)
NET ASSETS — 100.00%		$158,531,710

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	3

STATEMENT OF ASSETS AND LIABILITIES | MAY 31, 2026 (UNAUDITED)

ASSETS
Investments in securities at value (cost $101,626,625)	$163,251,568
Receivable for investments sold	53,890
Receivable for Fund shares sold	32
Dividends and interest receivable	431,214
Prepaid franchise tax	44,738
Prepaid expenses	63,635
TOTAL ASSETS	163,845,077

LIABILITIES
Cash overdraft	1,250
Payable for Fund shares redeemed	21,538
Payable for distributions to shareholders	5,065,290
Payable for investment advisory fees	136,016
Payable for distribution (12b-1) fees	36,395
Payable for accounting and administration fees	5,914
Payable for transfer agent fees	4,440
Other accrued expenses	42,524
TOTAL LIABILITIES	5,313,367
NET ASSETS	$158,531,710

SOURCE OF NET ASSETS
As of May 31, 2026, net assets consisted of:
Paid-in capital	$91,636,496
Accumulated earnings	66,895,214
NET ASSETS	$158,531,710

NET ASSETS:
Class A Shares	$157,127,524
Class C Shares	$1,343,562
Institutional Shares	$60,624
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	12,474,578
Class C Shares	139,045
Institutional Shares	5,718
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
Class A Shares	$12.60
Class C Shares	$9.66
Institutional Shares	$10.60
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$13.37
MAXIMUM SALES CHARGE:
Class A Shares	5.75%

See accompanying notes which are an integral part of these financial statements

4	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended
May 31, 2026
(Unaudited)
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $37,968)	$2,713,377
Interest	6,694
TOTAL INVESTMENT INCOME	2,720,071

EXPENSES
Investment advisory	742,450
Distribution (12b-1) - Class A Shares	193,559
Distribution (12b-1) - Class C Shares	7,001
Accounting and Administration	67,950
Insurance	20,253
Registration	20,225
Transfer agent	20,135
Directors	15,904
Auditing	15,845
Printing	14,647
Sub transfer agent	11,968
Custodian	9,957
Legal	8,291
Chief Compliance Officer	3,114
Interest	2,900
Line of credit	2,106
Other	130,200
TOTAL EXPENSES	1,286,505
NET INVESTMENT INCOME	1,433,566

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	8,246,155
Net realized gain on foreign currency transactions	482
Net realized gain	8,246,637
Net change in unrealized appreciation of investments	18,472,473
Net change in unrealized depreciation of foreign currency transactions	(465)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	26,718,645
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,152,211

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	5

STATEMENTS OF CHANGES IN NET ASSETS
	For the
	Six Months Ended
	May 31, 2026	For the Year Ended
	(Unaudited)	November 30, 2025
OPERATIONS
Net investment income	$1,433,566	$4,778,070
Net realized gain on investment transactions	8,246,637	24,261,672
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	18,472,008	(31,944,526)
Net increase (decrease) in net assets resulting from operations	28,152,211	(2,904,784)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A Shares	—	(14,884,076)
Class C Shares	—	(163,002)
Institutional Shares	—	(5,232)
Total distributions to shareholders from return of capital	—	(15,052,310)

From distributable earnings:
Class A Shares	(9,113,118)	(5,802,150)
Class C Shares	(96,042)	(63,422)
Institutional Shares	(4,085)	(2,036)
Total distributions to shareholders from distributable earnings	(9,213,245)	(5,867,608)
Total distributions to shareholders	(9,213,245)	(20,919,918)

CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	6,057,087	13,532,891
Shares issued from reinvestment of distributions	4,100,815	8,843,458
Shares redeemed	(17,112,293)	(62,807,691)
Total Class A Shares	(6,954,391)	(40,431,342)
Class C Shares:
Shares sold	2,752	72,516
Shares issued from reinvestment of distributions	43,054	99,208
Shares redeemed	(261,890)	(457,411)
Total Class C Shares	(216,084)	(285,687)
Institutional Shares:
Shares issued from reinvestment of distributions	4,085	7,268
Total Institutional Shares	4,085	7,268
Total decrease in net assets derived from capital share transactions	(7,166,390)	(40,709,761)
Total increase (decrease) in Net Assets	11,772,576	(64,534,463)

NET ASSETS
Beginning of period	146,759,134	211,293,597
End of period	$158,531,710	$146,759,134

See accompanying notes which are an integral part of these financial statements

6	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

	For the
	Six Months Ended
	May 31, 2026	For the Year Ended
	(Unaudited)	November 30, 2025
SHARE TRANSACTIONS
Class A Shares:
Shares sold	478,050	1,155,599
Shares issued from reinvestment of distributions	325,462	806,696
Shares redeemed	(1,406,302)	(5,458,383)
Total Class A Shares	(602,790)	(3,496,088)
Class C Shares:
Shares sold	313	8,178
Shares issued from reinvestment of distributions	4,457	11,490
Shares redeemed	(28,314)	(48,794)
Total Class C Shares	(23,544)	(29,126)
Institutional Shares:
Shares issued from reinvestment of distributions	385	774
Total Institutional Shares	385	774
Total decrease in shares outstanding	(625,949)	(3,524,440)

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	7

FINANCIAL HIGHLIGHTS — CLASS A SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended May 31,
	2026		For the Year Ended November 30,
	(Unaudited)		2025		2024		2023	2022	2021
Net Asset Value, Beginning of Period	$11.11		$12.63		$12.41		$14.50	$12.77	$12.18

From Investment Operations:
Net investment income(a)	0.11		0.32		0.42		0.12	0.19	0.22
Return of capital(a)	—		—		—		0.43	0.47	0.52
Net realized and unrealized gain (loss) on investments	2.13		(0.34)		2.86		0.42	4.13	2.91
Total from investment operations	2.24		(0.02)		3.28		0.97	4.79	3.65

Less Distributions:
Distributions from return of capital	(0.75)		(1.08)		(2.82)		(1.19)	(2.55)	(3.06)
Distributions from earnings	—		(0.42)		(0.24)		(1.87)	(0.51)	—
Total distributions	(0.75)		(1.50)		(3.06)		(3.06)	(3.06)	(3.06)

Net Asset Value, End of Period	$12.60		$11.11		$12.63		$12.41	$14.50	$12.77
Total Return(b)	20.16	% (c)	0.41%		28.18%		8.79%	40.82%	31.67%

Ratios and Supplemental Data:
Net assets, end of period (000)	$157,128		$145,299		$209,288		$217,691	$225,704	$176,105
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.64	% (d)(e)	1.52	% (e)	1.48	% (e)	1.52%	1.50%	1.53%
Net of expense waivers or recoupments and before deferred tax benefit	1.64	% (d)(e)	1.52	% (e)	1.48	% (e)	1.52%	1.50%	1.53%
Deferred tax expense	—	(e)	—	(e)	—	(e)	0.00%	0.00%	0.00%
Total net expenses	1.64	% (d)	1.52%		1.48%		1.52%	1.50%	1.53%
Ratio of net investment income to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.84	% (d)(e)	2.73	% (e)	3.27	% (e)	0.91%	1.33%	1.62%
Net of expense waivers or recoupments and before deferred tax benefit	1.84	% (d)(e)	2.73	% (e)	3.27	% (e)	0.91%	1.33%	1.62%
Deferred tax benefit (loss)	—	(e)	—	(e)	—	(e)	0.00%	0.00%	0.00%
Net investment income	1.84	% (d)	2.73%		3.27%		0.91%	1.33%	1.62%
Portfolio turnover rate	2	% (c)	6%		13%		15%	11%	6%

(a)	Calculated based on the average number of shares outstanding during the period.

(b)	Calculation does not reflect sales load.

(c)	Not annualized.

(d)	Annualized.

(e)	Deferred tax benefit (expense) was not applicable for the period.

See accompanying notes which are an integral part of these financial statements

8	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS — CLASS C SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended May 31,
	2026		For the Year Ended November 30,
	(Unaudited)		2025		2024		2023	2022	2021
Net Asset Value, Beginning of Period	$8.67		$10.20		$10.52		$12.85	$11.67	$11.42

From Investment Operations:
Net investment income(a)	0.05		0.19		0.27		0.02	0.07	0.11
Return of capital(a)	—		—		—		0.38	0.42	0.48
Net realized and unrealized gain (loss) on investments	1.65		(0.29)		2.39		0.33	3.75	2.72
Total from investment operations	1.70		(0.10)		2.66		0.73	4.24	3.31

Less Distributions:
Distributions from return of capital	(0.71)		(1.03)		(2.75)		(1.19)	(2.55)	(3.06)
Distributions from earnings	—		(0.40)		(0.23)		(1.87)	(0.51)	—
Total distributions	(0.71)		(1.43)		(2.98)		(3.06)	(3.06)	(3.06)

Net Asset Value, End of Period	$9.66		$8.67		$10.20		$10.52	$12.85	$11.67
Total Return(b)	19.65	% (c)	(0.32)%		27.23%		7.95%	39.86%	30.68%

Ratios and Supplemental Data:
Net assets, end of period (000)	$1,344		$1,410		$1,956		$2,201	$2,398	$1,763
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	2.39	% (d)(e)	2.27	% (e)	2.23	% (e)	2.27%	2.25%	2.28%
Net of expense waivers or recoupments and before deferred tax benefit	2.39	% (d)(e)	2.27	% (e)	2.23	% (e)	2.27%	2.25%	2.28%
Deferred tax expense	—	(e)	—	(e)	—	(e)	0.00%	0.00%	0.00%
Total net expenses	2.39	% (d)	2.27%		2.23%		2.27%	2.25%	2.28%
Ratio of net investment income to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.03	% (d)(e)	1.99	% (e)	2.51	% (e)	0.16%	0.58%	0.87%
Net of expense waivers or recoupments and before deferred tax benefit	1.03	% (d)(e)	1.99	% (e)	2.51	% (e)	0.16%	0.58%	0.87%
Deferred tax benefit (loss)	—	(e)	—	(e)	—	(e)	0.00%	0.00%	0.00%
Net investment income	1.03	% (d)	1.99%		2.51%		0.16%	0.58%	0.87%
Portfolio turnover rate	2	% (c)	6%		13%		15%	11%	6%

(a)	Calculated based on the average number of shares outstanding during the period.

(b)	Calculation does not reflect sales load.

(c)	Not annualized.

(d)	Annualized.

(e)	Deferred tax benefit (expense) was not applicable for the period.

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	9

FINANCIAL HIGHLIGHTS — INSTITUTIONAL SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended May 31,
	2026		For the Year Ended November 30,
	(Unaudited)		2025		2024		2023	2022	2021
Net Asset Value, Beginning of Period	$9.45		$10.98		$11.13		$13.30	$11.88	$11.48

From Investment Operations:
Net investment income(a)	0.11		0.31		0.41		0.14	0.21	0.24
Return of capital(a)	—		—		—		0.39	0.43	0.49
Net realized and unrealized gain (loss) on investments	1.81		(0.31)		2.53		0.36	3.84	2.73
Total from investment operations	1.92		—		2.94		0.89	4.48	3.46

Less Distributions:
Distributions from return of capital	(0.77)		(1.10)		(2.85)		(1.19)	(2.55)	(3.06)
Distributions from earnings	—		(0.43)		(0.24)		(1.87)	(0.51)	—
Total distributions	(0.77)		(1.53)		(3.09)		(3.06)	(3.06)	(3.06)

Net Asset Value, End of Period	$10.60		$9.45		$10.98		$11.13	$13.30	$11.88
Total Return	20.28	% (b)	0.68%		28.43%		9.01%	41.33%	31.96%

Ratios and Supplemental Data:
Net assets, end of period (000)	$61		$50		$50		$39	$36	$25
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.38	% (c)(d)	1.28	% (d)	1.23	% (d)	1.27%	1.25%	1.28%
Net of expense waivers or recoupments and before deferred tax benefit	1.38	% (c)(d)	1.28	% (d)	1.23	% (d)	1.27%	1.25%	1.28%
Deferred tax expense	—	(d)	—	(d)	—	(d)	0.00%	0.00%	0.00%
Total net expenses	1.38	% (c)	1.28%		1.23%		1.27%	1.25%	1.28%
Ratio of net investment income to average net assets:
Before expense waivers or recoupments and deferred tax benefit	2.11	% (c)(d)	3.03	% (d)	3.54	% (d)	1.17%	1.59%	1.88%
Net of expense waivers or recoupments and before deferred tax benefit	2.11	% (c)(d)	3.03	% (d)	3.54	% (d)	1.17%	1.59%	1.88%
Deferred tax benefit (loss)	—	(d)	—	(d)	—	(d)	0.00%	0.00%	0.00%
Net investment income	2.11	% (c)	3.03%		3.54%		1.17%	1.59%	1.88%
Portfolio turnover rate	2	% (b)	6%		13%		15%	11%	6%

(a)	Calculated based on the average number of shares outstanding during the period.

(b)	Not annualized.

(c)	Annualized.

(d)	Deferred tax benefit (expense) was not applicable for the period.

See accompanying notes which are an integral part of these financial statements

10	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS  |  MAY 31, 2026 (UNAUDITED)

Note 1 – Organization

Spirit of America Energy Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers six separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. The Fund commenced operations on July 10, 2014. The investment objective of the Fund is to provide investors with long-term capital appreciation and current income.

The Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for the Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A Shares have a maximum sales charge on purchases of 5.75% as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. A CDSC of 1.00% on Class C Shares applies to shares sold within 13 months of purchase.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Note 2 – Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

New Accounting Pronouncement: In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

A. Security Valuation: The offering price and NAV per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designed

ENERGY FUND	11

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  MAY 31, 2026 (UNAUDITED)

Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Fund for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value the Fund’s investments as of May 31, 2026 is as follows:

	Valuation Inputs
Assets:	Level 1	Level 2	Level 3	Total
Master Limited Partnerships - Common Stocks[1]	$20,958,740	$—	$—	$20,958,740
Common Stocks[1]	136,797,282	—	—	136,797,282
Money Market Funds	5,495,546	—	—	5,495,546
Total	$163,251,568	$—	$—	$163,251,568

[1]	Refer to Schedule of Investments for sector/industry classification.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

C. Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Board has set a distribution policy in which the Fund pays fixed rate distributions to shareholders in two payments; one in May and one in November, all or a portion of which is expected to be characterized as return of capital. Return of capital distributions will generally not be taxable to the shareholders for U.S. federal income tax purposes. The final determination of the amount of the Fund’s return of capital distributions for the period will be made after the end of each calendar year.

12	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  MAY 31, 2026 (UNAUDITED)

G. Allocation of Income, Expenses, Gains and Losses: Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Fund to equity price risk.

The Fund did not hold any derivatives at May 31, 2026.

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended May 31, 2026, excluding short-term investments, were $3,082,640 and $18,627,447, respectively.

There were no purchases or sales of long-term U.S. Government Obligations during the six months ended May 31, 2026.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Fund’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.95% of the Fund’s average daily net assets. Investment advisory fees for the six months ended May 31, 2026 were $742,450.

The Fund has adopted a Plan of Distribution (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan permits the Fund or share class, as applicable, to pay David Lerner Associates, Inc. (the “Distributor”) from its own assets for the Distributor’s services and expenses in distributing shares of the Fund (“12b-1 fees”) and providing personal services and/or maintaining shareholder accounts (“service fees”). The Fund’s Class A Shares pay a 12b-1 fee at the annual rate of 0.25% of average daily net assets. With respect to Class C Shares, the fee paid to the Distributor by the Fund is 1.00% of the average daily net assets of the Class C Shares. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees paid to the Distributor or to institutions that have agreements with the Distributor to provide such services. Each class of shares of the Fund has exclusive voting rights with respect to its 12b-1 Plan. Since 12b-1 fees are paid out of the assets of the respective share class of the Fund on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund’s Institutional Class Shares do not have a 12b-1 Plan. For the six months ended May 31, 2026, fees paid to the Distributor under the 12b-1 Plan were $193,559 for Class A Shares and $7,001 for Class C Shares.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended May 31, 2026, sales charges received by the Distributor were $212,971. CDSC fees collected for the six months ended May 31, 2026 were $334 for Class C Shares.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers directly for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended May 31, 2026, the Fund was allocated $3,114 of the Chief Compliance Officer’s salary.

A Director Emeritus (formerly an Independent Director) of the Company is associated with the insurance agency utilized by the Fund. During the six months ended May 31, 2026, the Fund paid this insurance agency $20,253 in insurance premiums.

ENERGY FUND	13

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  MAY 31, 2026 (UNAUDITED)

Note 6 – Concentration and Other Risks

The Fund concentrates its investments in securities and other assets of energy and energy related companies. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries. Due to the fact the Fund normally invests at least 80% of its assets in the securities of companies principally engaged in activities in the energy industry, the Fund’s performance largely depends on the overall condition of the energy industry. The energy industry could be adversely affected by energy prices, supply-and-demand for energy resources, and various political, regulatory, and economic factors. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

Note 7 – Federal Income Taxes

At May 31, 2026, the adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$74,701,736
Gross unrealized depreciation	(827,572)
Net unrealized appreciation on investments	$73,874,164
Cost basis of investments	$89,377,404

The tax character of distributions paid for the fiscal year ended November 30, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income	$5,867,608
Return of capital	15,052,310
Total distributions paid	$20,919,918

At November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(7,445,727)
Unrealized appreciation on investments and foreign currency	55,401,975
Total accumulated earnings	$47,956,248

During the fiscal year ended November 30, 2025, the Fund utilized $25,933,659 of available short-term capital loss carryforwards and $53,943,966 of available short-term capital loss carryforwards expired.

At November 30, 2025, for federal income tax purposes and the treatment of distributions payable, the Fund had $7,445,727 of short-term capital loss carryforwards available to offset future gains, to the extent provided by the Treasury regulations.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  MAY 31, 2026 (UNAUDITED)

Note 8 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit”) with The Huntington National Bank, expiring on May 15, 2027. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of $5,000,000 or 10% of the Fund’s daily market value. During the six months ended May 31, 2026, the Fund’s borrowing activity was as follows:

Total bank line of credit as of May 31, 2026	$5,000,000
Average borrowings during period	$155,918
Number of days outstanding[1]	30
Average interest rate during period	5.324%
Highest balance drawn during period	$514,808
Highest balance interest rate	5.588%
Interest expense incurred	$2,900
Interest rate at May 31, 2026	5.250%

[1]	Number of days outstanding represents the total days during the six months ended May 31, 2026 the Fund utilized the Line of Credit.

Note 9 – Subsequent Events

Management of the Fund has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

ENERGY FUND	15

ADDITIONAL INFORMATION  |  MAY 31, 2026 (UNAUDITED)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 20, 2026, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of the Spirit of America Energy Fund (the “Fund”). At the Meeting, after determining that the Adviser’s compensation continues to be not unreasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interest of the Fund’s shareholders, and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) the Adviser’s responses to the Section 15(c) questionnaire prepared by counsel to the Company on behalf of the Independent Directors; (ii) comparative information on the investment performance and expenses of the Fund, relevant indices and Morningstar category peer funds in the form of a report generated by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party provider of investment company data; (iii) the allocation of the Fund’s brokerage commissions, (iv) the record of compliance with the Fund’s investment policies and restrictions and with the Fund’s Code of Ethics in addition to the structure and responsibilities of the Adviser’s compliance department; (v) the profitability of the Fund and for all funds that the Adviser manages in the aggregate taking into account both advisory fees and any other potential direct or indirect benefits; (vi) the Adviser’s Form ADV; and (vii) a memorandum from Independent Counsel with respect to the responsibilities of the Independent Directors regarding the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Independent Directors requested, reviewed and considered materials furnished by the Adviser and questioned certain personnel of the Adviser, including the Fund’s portfolio manager, with respect to, among other things, personnel, the Fund’s performance, operations and financial condition of the Adviser. Among other information, the Independent Directors requested and was provided information regarding:

●	The Fund’s investment performance over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

16	SPIRIT OF AMERICA

ADDITIONAL INFORMATION  |  MAY 31, 2026 (UNAUDITED) (CONT.)

●	The Adviser’s investment management staffing and their experience level in addition to the Adviser’s administrative and other personnel providing services to the Fund and the historical quality of the services provided by the Adviser; and

●	The profitability to the Adviser of managing the Fund and the Adviser’s affiliate of distributing the Fund, and the methodology in allocating expenses to the Fund’s management.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Advisory Agreement:

1.	Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, evaluated the nature, extent and quality of advisory, administrative and shareholder services provided by the Adviser, which included the following considerations: determination and execution of investment decisions for the Fund; regulatory filings and disclosure to the Fund’s shareholders, general oversight of the Fund’s service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser given the increasing regulations within the mutual fund industry. The Board, including the Independent Directors, concluded that the services provided to the Fund are extensive in nature, that the Adviser delivered a high level of service to the Fund, and that the Adviser is positioned to continue providing such quality of service in the future.

2.	Investment Performance of the Fund and the Adviser.

The Board, including the Independent Directors, reviewed the information provided by Broadridge detailing the Fund’s short-term and long-term investment performance over various periods of time as compared to both a relevant index and the performance of such Fund’s peer group. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the selected end date and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted differences in the investment strategies of the Fund relative to its peer group.

The Board considered that the Fund outperformed the median of its peer group for the 1-year period ended December 31, 2025 and underperformed the median of its peer group for the 3-year, 5-year, and 10-year periods ended December 31, 2025. The Board then determined that the Fund was delivering reasonable performance results, especially over the long-term, and that the Fund’s results were consistent with the investment strategies followed by the Fund.

3.	Costs of Services and Profits Realized by the Adviser.

a.	Fund Fees and Performance. The Board, including the Independent Directors, reviewed the information (as of December 31, 2025) provided by Broadridge, including the comparative graphs, regarding the Fund’s management fee and overall expense ratio relative to industry averages for the Fund’s peer group category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in the Fund’s respective peer groups, as well as the level, quality, and nature of the services provided by the Adviser with respect to the Fund. The Board considered that the Fund’s management fee was below the median in its peer group. he Board indicated that, in light of the investment advisory services provided by the Adviser to the Fund, the fees were not unreasonable.

b.	Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, reviewed estimates of the Adviser’s profitability and costs attributable to the Fund through 2025. The Board reviewed profitability analyses prepared by the Adviser based on the Fund’s asset levels and considered the total profits of the Adviser from its relationship with the Fund and for all funds that the Adviser manages in the aggregate. The Board observed that, in recent years, increased fixed costs and, of particular note, legal and audit fees to address increasing regulations, have had a greater impact on small fund families, such as the Fund, than on larger fund complexes, and overall expenses of the Fund may compare unfavorably to the overall expenses of some funds identified as peers. Further, the Board considered whether the amount of the Adviser’s profit is a fair profit for managing the Fund and determined that the Adviser has devoted a large amount of its resources to the Fund throughout the years. The Adviser’s management observed that the

ENERGY FUND	17

ADDITIONAL INFORMATION  |  MAY 31, 2026 (UNAUDITED) (CONT.)

fund-by-fund expense analysis does not reflect all of the overhead costs paid by David Lerner Associates, Inc. (“DLA”), some of which may be attributed to the Adviser. The Board, including the Independent Directors, then concluded that the Adviser’s profitability, if any, from its relationship with the Fund, and on an aggregate basis, was not excessive.

4.	Extent of Economies of Scale as the Fund Grows.

The Board, including the Independent Directors, discussed whether there had been economies of scale regarding the management of the Fund and whether the Fund would appropriately benefit from any economies of scale. Due to the relatively small size of the Fund, however, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5.	Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, noted that the Adviser does not at this time offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board further noted, however, that the Adviser had provided enhancements in services to the Fund, without any increase in fees. The Board confirmed that it would continue to review the concept of breakpoints in future years as the Fund’s assets increase.

6.	Other Relevant Considerations.

a.	Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV with the Adviser addressing the Board’s questions with respect to the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then determined that such factors permit the Adviser to provide a high level of service to the Fund. In addition, the Directors took note of the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b.	The Board, including the Independent Directors, then reviewed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates due to their association with the Fund, including the benefits received by DLA, the affiliated distributor. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates might receive, which might include greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars for research services), seemed to be reasonable, and in some instances might benefit the Fund.

Conclusions. The Directors, including the Independent Directors, did not consider any one factor as all-important or all-controlling; instead, they viewed such factors and other factors collectively in light of the Fund’s surrounding circumstances. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement and concluded that the renewal of the Advisory Agreement was in the best interests of the Fund as well as its shareholders. Further, the Independent Directors concluded that the fees charged by the Adviser to the Fund for the services provided were not unreasonable and the profitability of the Adviser, on a fund-by-fund basis and an aggregate basis, was not excessive.

18	SPIRIT OF AMERICA

Proxy Voting Information

The Fund’s Statement of Additional Information containing a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Fund’s website www.soafunds.com.

Investment Adviser
Spirit of America Management Corp.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Distributor
David Lerner Associates, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Independent Registered
Public Accounting Firm
Tait Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Counsel
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

For additional information about the Spirit of America Energy Fund, call (800) 452-4892 or (516) 390-5565.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2026 Spirit of America

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/3/2026

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	8/3/2026